UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Senior Floating-Rate Trust (EFR)

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2020

Eaton Vance

Senior Floating-Rate Trust

Table of Contents
Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	45

Officers and Trustees	49

Important Notices	50

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Performance1,2

Portfolio Managers Craig P. Russ, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	–12.63%	–12.78%	2.23%	4.78%
Fund at Market Price	—	–15.96	–15.66	–0.09	2.05
S&P/LSTA Leveraged Loan Index	—	–7.14%	–6.61%	1.85%	3.38%

% Premium/Discount to NAV[3]
					–14.42%

Distributions[4]
Total Distributions per share for the period					$0.535
Distribution Rate at NAV					6.62%
Distribution Rate at Market Price					7.74%

% Total Leverage[5]
Auction Preferred Shares (APS)					10.78%
Borrowings					25.60

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Fund Profile

Top 10 Issuers (% of total investments)6

TransDigm, Inc.	1.2%

Hyland Software, Inc.	1.1

AppLovin Corporation	1.0

Asurion, LLC	0.9

CenturyLink, Inc.	0.9

Informatica, LLC	0.9

Uber Technologies	0.9

Bausch Health Cos, Inc.	0.8

MA FinanceCo., LLC	0.8

Reynolds Group Holdings, Inc.	0.8

Total	9.3%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	13.1%

Business Equipment and Services	8.5

Health Care	8.2

Drugs	5.2

Telecommunications	4.7

Chemicals and Plastics	4.6

Leisure Goods/Activities/Movies	4.4

Insurance	4.3

Industrial Equipment	3.9

Lodging and Casinos	3.6

Total	60.5%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Included in the average annual total return at NAV for the five- and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 92% and 95% of the Fund’s APS per share liquidation preference. Had these transactions not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 4/30/2020, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 143.7%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.9%

Aernnova Aerospace S.A.U

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	102	$88,059

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	398	343,431

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	400	420,368

Term Loan, 4.65%, (USD LIBOR + 3.50%), Maturing January 17, 2027(2)		675	642,094

Dynasty Acquisition Co., Inc.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		724	640,752

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		1,347	1,191,799

IAP Worldwide Services, Inc.

Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(3)		311	287,050

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(4)		406	320,777

TransDigm, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		2,519	2,219,016

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		6,151	5,410,251

WP CPP Holdings, LLC

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025(2)		1,875	1,420,090

			$12,983,687

Air Transport — 0.4%

Delta Air Lines, Inc.

Term Loan, Maturing April 29, 2023(5)		1,975	$1,968,828

			$1,968,828

Automotive — 3.4%

Adient US, LLC

Term Loan, 5.52%, (3 mo. USD LIBOR + 4.00%), Maturing May 6, 2024		1,390	$1,261,405

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		2,267	1,973,573

Autokiniton US Holdings, Inc.

Term Loan, 6.78%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		761	609,150

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Bright Bidco B.V.

Term Loan, 4.57%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)		1,484	$464,433

Chassix, Inc.

Term Loan, 7.35%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)		1,320	950,130

Dayco Products, LLC

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		997	747,609

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	368	359,303

Term Loan, 3.77%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		246	213,622

IAA, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		556	533,365

Panther BF Aggregator 2 L.P.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		3,433	3,119,511

Tenneco, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,432	2,660,175

Thor Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,001	921,466

TI Group Automotive Systems, LLC

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022		897	836,126

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	764	768,158

			$15,418,026

Beverage and Tobacco — 0.9%

Arterra Wines Canada, Inc.

Term Loan, 3.80%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,423	$2,342,015

Flavors Holdings, Inc.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing June 30, 2020		950	907,173

Term Loan - Second Lien, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	910,000

			$4,159,188

5	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.5%

Advisor Group, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	2,271	$1,892,079

OZ Management L.P.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	47	46,332

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023	550	495,000

		$2,433,411

Building and Development — 4.7%

ACProducts, Inc.

Term Loan, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing August 18, 2025	400	$360,000

Advanced Drainage Systems, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	300	293,782

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	2,289	2,164,063

APi Group DE, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	1,397	1,357,660

Beacon Roofing Supply, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	564	531,592

Brookfield Property REIT, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	936	710,168

Core & Main L.P.

Term Loan, 3.99%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)	1,056	1,002,428

CPG International, Inc.

Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	1,830	1,674,392

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	5,333	4,964,936

Henry Company, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 5, 2023	388	360,940

NCI Building Systems, Inc.

Term Loan, 4.58%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	739	638,379

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Quikrete Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		1,969	$1,844,804

RE/MAX International, Inc.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		1,802	1,694,129

Realogy Group, LLC

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		552	465,917

Summit Materials Companies I, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		587	556,808

Werner FinCo L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		1,073	928,347

WireCo WorldGroup, Inc.

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		873	661,205

Term Loan - Second Lien, 10.07%, (6 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,175	851,875

			$21,061,425

Business Equipment and Services — 12.9%

Adtalem Global Education, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		368	$342,493

Airbnb, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		775	791,469

AlixPartners, LLP

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	718	766,882

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing April 4, 2024		2,610	2,527,390

Allied Universal Holdco, LLC

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		1,696	1,591,280

Amentum Government Services Holdings, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		925	892,047

AppLovin Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		3,112	2,978,078

Term Loan, Maturing August 15, 2025(5)		650	622,375

Belfor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		496	480,122

6	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	597	$522,188

Bracket Intermediate Holding Corp.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	862	787,538

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	511	434,776

Camelot U.S. Acquisition 1 Co.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	1,746	1,683,800

CCC Information Services, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	2,970	2,819,928

Ceridian HCM Holding, Inc.

Term Loan, 2.64%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	905	858,515

CM Acquisition Co.

Term Loan, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	152	142,406

Da Vinci Purchaser Corp.

Term Loan, 5.24%, (6 mo. USD LIBOR + 4.00%), Maturing January 8, 2027	375	355,312

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	2,025	1,947,376

EAB Global, Inc.

Term Loan, 4.88%, (USD LIBOR + 3.75%), Maturing November 15, 2024(2)	1,250	1,190,149

EIG Investors Corp.

Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	2,815	2,611,172

Element Materials Technology Group US Holdings, Inc.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	367	318,300

Garda World Security Corporation

Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	1,408	1,362,884

IG Investment Holdings, LLC

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	2,569	2,146,513

IRI Holdings, Inc.

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	1,975	1,693,562

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		833	$785,102

KAR Auction Services, Inc.

Term Loan, 2.88%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		597	546,255

Kronos Incorporated

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		5,676	5,494,862

KUEHG Corp.

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		2,938	2,405,804

Term Loan - Second Lien, 9.70%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		400	310,000

Loire Finco Luxembourg S.a.r.l.

Term Loan, Maturing January 22, 2027(5)		325	307,125

Term Loan, Maturing January 22, 2027(5)	EUR	475	495,283

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		1,423	967,430

PGX Holdings, Inc.

Term Loan, 0.00%, Maturing September 29, 2020(6)		1,149	488,519

Pre-Paid Legal Services, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		447	410,839

Prime Security Services Borrower, LLC

Term Loan, 4.27%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026		2,271	2,174,756

Prometric Holdings, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 29, 2025		294	244,045

Red Ventures, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		1,388	1,285,356

Rockwood Service Corporation

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		475	437,000

Sabre GLBL, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		930	856,902

SMG US Midco 2, Inc.

Term Loan, 3.40%, (USD LIBOR + 2.50%), Maturing January 23, 2025(2)		221	159,870

Speedster Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,125	2,141,222

7	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Spin Holdco, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		3,442	$3,179,478

Techem Verwaltungsgesellschaft 675 mbH

Term Loan, 2.88%, (2 mo. EURIBOR + 2.88%), Maturing July 15, 2025	EUR	739	789,803

Tempo Acquisition, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024		1,804	1,668,711

Vestcom Parent Holdings, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		482	441,072

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		243	220,064

West Corporation

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		319	249,178

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,051	828,501

Zephyr Bidco Limited

Term Loan, 4.48%, (3 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	700	773,648

			$57,527,380

Cable and Satellite Television — 4.9%

Altice France S.A.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		737	$685,202

Term Loan, 4.81%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		1,138	1,062,862

CSC Holdings, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,450	3,315,612

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,231	1,183,063

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	437	449,040

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,795	1,660,810

Radiate Holdco, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 1, 2024		1,127	1,083,285

Telenet Financing USD, LLC

Term Loan, 2.81%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		3,725	3,559,237

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

UPC Broadband Holding B.V.

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		825	$781,687

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	725	774,629

Virgin Media Bristol, LLC

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		4,200	3,983,251

Virgin Media SFA Finance Limited

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,200	1,273,925

Ziggo B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	2,200	2,313,887

			$22,126,490

Chemicals and Plastics — 7.2%

Alpha 3 B.V.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		1,282	$1,205,555

Aruba Investments, Inc.

Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		962	933,491

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,261	2,208,072

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	569	571,543

Emerald Performance Materials, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		492	466,766

Ferro Corporation

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		315	304,835

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		322	311,462

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		412	398,934

Flint Group GmbH

Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 7, 2021		141	114,720

Flint Group US, LLC

Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 7, 2021		851	693,963

Gemini HDPE, LLC

Term Loan, 3.27%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		1,974	1,894,883

8	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

H.B. Fuller Company

Term Loan, 2.72%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,527	$1,470,361

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,450	1,489,671

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		720	690,780

INEOS Enterprises Holdings II Limited

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	175	184,702

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 5.11%, (3 mo. USD LIBOR + 3.50%), Maturing August 28, 2026		204	193,175

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	2,908	3,079,245

Messer Industries GmbH

Term Loan, 3.95%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,386	1,317,566

Minerals Technologies, Inc.

Term Loan, 3.06%, (USD LIBOR + 2.25%), Maturing February 14, 2024(2)		844	832,518

Momentive Performance Materials, Inc.

Term Loan, 3.66%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		422	376,468

Orion Engineered Carbons GmbH

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	737	744,000

Term Loan, 3.45%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,096	1,041,073

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		1,587	1,316,923

PQ Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		2,219	2,128,484

Pregis TopCo Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		599	541,643

Rohm Holding GmbH

Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		374	295,508

Starfruit Finco B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 1, 2025	EUR	425	458,564

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		2,677	2,446,032

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Tronox Finance, LLC

Term Loan, 3.59%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)		2,846	$2,677,948

Univar, Inc.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		1,763	1,710,465

Venator Materials Corporation

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		366	319,008

			$32,418,358

Conglomerates — 0.0%(7)

Penn Engineering & Manufacturing Corp.

Term Loan, 4.12%, (3 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		207	$192,287

			$192,287

Containers and Glass Products — 3.7%

Berry Global, Inc.

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		918	$880,129

BWAY Holding Company

Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,418	2,097,581

Flex Acquisition Company, Inc.

Term Loan, 4.43%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		2,758	2,592,623

Term Loan, 4.68%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,394	1,308,328

Libbey Glass, Inc.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,049	511,715

Pelican Products, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		590	490,759

Reynolds Consumer Products, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		1,275	1,231,285

Reynolds Group Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,173	4,952,523

Ring Container Technologies Group, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		802	729,457

Trident TPI Holdings, Inc.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,344	1,215,135

9	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Trident TPI Holdings, Inc. (continued)

Term Loan, 4.32%, (3 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		538	$476,340

			$16,485,875

Cosmetics / Toiletries — 0.7%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		1,820	$1,642,434

Term Loan, 7.49%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023		1,485	1,358,775

			$3,001,209

Drugs — 8.0%

Aenova Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing February 14, 2025	EUR	200	$211,864

Akorn, Inc.

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		1,893	1,615,088

Albany Molecular Research, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024		780	718,413

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 30, 2025		500	455,000

Alkermes, Inc.

Term Loan, 3.01%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		349	322,898

Amneal Pharmaceuticals, LLC

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,389	3,045,709

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		1,664	1,395,191

Bausch Health Cos., Inc.

Term Loan, 3.72%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		5,213	5,052,562

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		792	782,100

Elanco Animal Health, Inc.

Term Loan, Maturing February 4, 2027(5)		1,925	1,862,037

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		4,955	$4,556,311

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.14%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		4,130	4,005,761

Horizon Therapeutics USA, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		2,008	1,969,517

Jaguar Holding Company II

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		5,454	5,363,441

Mallinckrodt International Finance S.A.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		2,665	1,901,687

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		2,951	2,080,185

Nidda Healthcare Holding AG

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	575	595,142

			$35,932,906

Ecological Services and Equipment — 0.9%

Advanced Disposal Services, Inc.

Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		1,929	$1,912,083

EnergySolutions, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		1,822	1,658,430

Patriot Container Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 20, 2025		123	111,475

US Ecology Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		249	244,387

			$3,926,375

Electronics / Electrical — 20.7%

Almonde, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		4,905	$4,283,639

Applied Systems, Inc.

Term Loan - Second Lien, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		2,450	2,364,250

10	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Aptean, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		694	$644,145

Term Loan - Second Lien, 8.90%, (1 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,375	1,371,837

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		800	748,000

Avast Software B.V.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		512	499,795

Banff Merger Sub, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,086	2,682,195

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	272	258,347

Buzz Merger Sub, Ltd.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		550	526,625

Castle US Holding Corporation

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		978	828,194

CDW, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026		1,219	1,208,311

Celestica, Inc.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		244	228,516

Cohu, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		739	613,162

CommScope, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		1,692	1,606,502

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		634	535,519

Datto, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		347	327,401

ECI Macola/Max Holdings, LLC

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		734	649,462

Electro Rent Corporation

Term Loan, 6.02%, (USD LIBOR + 5.00%), Maturing January 31, 2024(2)		1,608	1,491,405

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Epicor Software Corporation

Term Loan, 3.66%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		4,150	$4,024,084

EXC Holdings III Corp.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		464	436,454

Fiserv Investment Solutions, Inc.

Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		550	533,500

Flexera Software, LLC

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing February 26, 2025(2)		245	236,829

GlobalLogic Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025		411	393,058

Hyland Software, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		4,243	4,092,862

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025		4,125	3,877,500

Infoblox, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		1,970	1,885,899

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 25, 2027	EUR	275	290,685

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		5,900	5,568,125

Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(8)		500	483,750

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		2,646	2,550,226

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		462	431,005

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,175	1,057,535

Mirion Technologies, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		421	407,166

MKS Instruments, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		288	280,454

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		484	469,845

11	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

NCR Corporation

Term Loan, 2.91%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	1,494	$1,426,766

Recorded Books, Inc.

Term Loan, Maturing August 29, 2025(5)	850	790,500

Refinitiv US Holdings, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	1,560	1,529,775

Renaissance Holding Corp.

Term Loan, 4.01%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	1,179	1,078,785

Term Loan - Second Lien, 7.76%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	175	150,208

Seattle Spinco, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,123	2,910,686

SGS Cayman L.P.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	377	261,828

SkillSoft Corporation

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 28, 2021	4,676	2,798,982

SolarWinds Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,857	1,809,272

Solera, LLC

Term Loan, 4.36%, (3 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,654	2,525,521

Sparta Systems, Inc.

Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	2,166	1,864,499

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,049	1,014,203

SS&C Technologies, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,471	1,421,165

STG-Fairway Holdings, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	400	350,250

SurveyMonkey, Inc.

Term Loan, 3.91%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	1,029	946,979

Sutherland Global Services, Inc.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,618	1,124,801

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Switch, Ltd.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	243	$237,047

Tibco Software, Inc.

Term Loan, 4.16%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	4,975	4,691,462

Term Loan - Second Lien, 7.66%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	500	467,500

TriTech Software Systems

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	815	706,063

TTM Technologies, Inc.

Term Loan, 3.48%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	276	271,371

Uber Technologies, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	4,081	3,870,884

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	2,584	2,452,428

Ultimate Software Group, Inc. (The)

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,592	1,526,330

Ultra Clean Holdings, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	745	707,305

Verifone Systems, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,134	888,054

Veritas Bermuda, Ltd.

Term Loan, 5.95%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	2,139	1,885,271

Vero Parent, Inc.

Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	2,413	2,205,332

Vertiv Group Corporation

Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 2, 2027	125	117,402

VS Buyer, LLC

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	1,125	1,071,562

Vungle, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	672	638,044

Western Digital Corporation

Term Loan, 2.77%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,118	1,083,402

		$92,709,959

12	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.1%

IBC Capital Limited

Term Loan, 4.64%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		339	$297,536

			$297,536

Financial Intermediaries — 4.6%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 3.56%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		422	$373,304

Aretec Group, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		4,779	3,994,321

Citco Funding, LLC

Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,466	2,398,091

Claros Mortgage Trust, Inc.

Term Loan, 4.11%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		746	671,625

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		3,129	1,251,748

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		245	222,031

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	675	703,823

Focus Financial Partners, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		2,761	2,636,683

Franklin Square Holdings L.P.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		517	480,926

Greenhill & Co., Inc.

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		980	906,500

GreenSky Holdings, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,348	1,232,963

Guggenheim Partners, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		1,003	953,828

Harbourvest Partners, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		888	849,972

LPL Holdings, Inc.

Term Loan, 2.24%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		1,397	1,354,605

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Starwood Property Trust, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		498	$453,969

StepStone Group L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		588	573,300

Victory Capital Holdings, Inc.

Term Loan, 3.94%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,143	1,098,942

Virtus Investment Partners, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		496	479,685

			$20,636,316

Food Products — 5.0%

Alphabet Holding Company, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,316	$2,087,923

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		364	355,151

B&G Foods, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		249	242,583

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		341	252,525

CHG PPC Parent, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		467	434,019

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	2,825	2,917,768

Del Monte Foods, Inc.

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		2,127	2,097,455

Dole Food Company, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 6, 2024		1,606	1,547,170

Froneri International PLC

Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing January 29, 2027	EUR	1,175	1,220,202

Froneri International, Ltd.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027		2,025	1,887,047

Hearthside Food Solutions, LLC

Term Loan, 4.09%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,675	1,546,407

13	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Hearthside Food Solutions, LLC (continued)

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		420	$390,484

HLF Financing S.a.r.l.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		710	670,070

Jacobs Douwe Egberts International B.V.

Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	277	303,284

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,372	1,345,884

JBS USA Lux S.A.

Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		4,010	3,891,096

Nomad Foods Europe Midco Limited

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,182	1,145,678

			$22,334,746

Food Service — 1.9%

1011778 B.C. Unlimited Liability Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		4,489	$4,243,741

IRB Holding Corp.

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(2)		2,067	1,816,221

Restaurant Technologies, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		198	176,762

US Foods, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		784	727,263

Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,592	1,433,297

			$8,397,284

Food / Drug Retailers — 0.3%

Allsup’s Convenience Stores, Inc.

Term Loan, 6.88%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		593	$536,213

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	400	275,127

Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	400	317,292

			$1,128,632

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Forest Products — 0.1%

Clearwater Paper Corporation

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		324	$319,325

			$319,325

Health Care — 12.9%

Acadia Healthcare Company, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		228	$220,935

Accelerated Health Systems, LLC

Term Loan, 4.33%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		518	451,041

ADMI Corp.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,646	1,416,861

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		750	412,500

Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		475	190,000

athenahealth, Inc.

Term Loan, 5.28%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		1,807	1,687,053

Avantor, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		424	418,395

BioClinica, Inc.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		1,429	1,293,247

BW NHHC Holdco, Inc.

Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		2,202	1,372,428

Carestream Dental Equipment, Inc.

Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		893	734,009

CeramTec AcquiCo GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	829	839,157

Certara L.P.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		975	882,375

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		4,872	4,714,983

14	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

CHG Healthcare Services, Inc.

Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	3,127	$2,970,541

CryoLife, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	489	466,756

Ensemble RCM, LLC

Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	498	479,673

Envision Healthcare Corporation

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	5,560	3,906,177

Gentiva Health Services, Inc.

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	2,328	2,205,360

GHX Ultimate Parent Corporation

Term Loan, 4.62%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	878	825,043

Greatbatch Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022	1,448	1,416,577

Hanger, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	1,029	938,962

Inovalon Holdings, Inc.

Term Loan, 3.88%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025	1,118	1,087,037

IQVIA, Inc.

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	493	476,811

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	902	871,662

Medical Solutions, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024	1,529	1,421,831

MPH Acquisition Holdings, LLC

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	3,099	2,861,915

National Mentor Holdings, Inc.

Term Loan, 4.96%, (USD LIBOR + 4.25%), Maturing March 9, 2026(2)	593	566,559

Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	27	25,731

Navicure, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	925	869,500

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

One Call Corporation

Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		1,949	$1,658,371

Ortho-Clinical Diagnostics S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	400	390,670

Term Loan, 4.27%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		4,619	4,134,417

Parexel International Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		2,290	2,113,665

Phoenix Guarantor, Inc.

Term Loan, 4.08%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		1,787	1,672,632

Radiology Partners, Inc

Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(2)		1,513	1,368,067

RadNet, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2023		1,488	1,390,801

Select Medical Corporation

Term Loan, 3.07%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		2,578	2,458,376

Sound Inpatient Physicians

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		442	419,950

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		975	874,250

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		1,859	1,382,146

Tecomet, Inc.

Term Loan, 4.43%, (6 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		1,028	942,317

U.S. Anesthesia Partners, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		1,538	1,322,486

Verscend Holding Corp.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		755	715,382

Viant Medical Holdings, Inc.

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		443	339,086

Wink Holdco, Inc.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		464	435,293

			$57,641,028

15	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.5%

Serta Simmons Bedding, LLC

Term Loan, 4.61%, (2 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		4,800	$2,080,111

			$2,080,111

Industrial Equipment — 6.1%

AI Alpine AT Bidco GmbH

Term Loan, 3.96%, (USD LIBOR + 2.75%), Maturing October 31, 2025(2)		222	$179,972

Altra Industrial Motion Corp.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		641	609,368

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		2,267	1,829,643

Carlisle Foodservice Products, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		245	201,039

CPM Holdings, Inc.

Term Loan, 4.84%, (USD LIBOR + 3.75%), Maturing November 17, 2025(2)		296	240,148

Delachaux Group S.A.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	350	362,452

Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		446	380,902

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	293	262,490

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	733	656,227

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		827	714,518

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		488	441,187

Dynacast International, LLC

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,175	702,632

Engineered Machinery Holdings, Inc.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		1,795	1,640,197

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		272	249,159

EWT Holdings III Corp.

Term Loan, 3.45%, (2 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		1,685	1,634,160

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Filtration Group Corporation

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,508	$1,445,622

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	368	368,158

Gardner Denver, Inc.

Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), Maturing March 1, 2027	EUR	376	400,862

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,188	1,128,204

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	849	867,432

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		4,122	3,830,805

Hayward Industries, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		430	400,310

Ingersoll-Rand Services Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,300	1,234,390

LTI Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		1,441	1,166,982

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		199	162,517

Quimper AB

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,750	1,806,869

Robertshaw US Holding Corp.

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(2)		956	705,578

Thermon Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		263	244,648

Titan Acquisition Limited

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		2,832	2,505,661

Welbilt, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,346	1,103,927

			$27,476,059

Insurance — 6.6%

Alliant Holdings Intermediate, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,298	$2,161,814

16	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Alliant Holdings Intermediate, LLC (continued)

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		447	$421,949

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		4,258	4,137,381

AssuredPartners, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		1,421	1,338,283

Asurion, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		1,075	1,040,275

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,043	1,960,145

Term Loan - Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		3,725	3,593,072

Financiere CEP S.A.S.

Term Loan, 4.00%, (2 mo. EURIBOR + 4.00%), Maturing January 16, 2025	EUR	500	542,902

FrontDoor, Inc.

Term Loan, 2.94%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		443	425,520

Hub International Limited

Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		3,992	3,788,850

Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing April 25, 2025		1,746	1,685,256

NFP Corp.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		3,359	3,036,950

Sedgwick Claims Management Services, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,160	1,072,129

USI, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,248	3,058,578

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,322	1,264,690

			$29,527,794

Leisure Goods / Activities / Movies — 6.9%

AMC Entertainment Holdings, Inc.

Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,757	$1,302,453

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	3,300	2,818,457

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Ancestry.com Operations, Inc.

Term Loan, 4.66%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		3,027	$2,653,781

Bombardier Recreational Products, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		4,258	3,878,752

ClubCorp Holdings, Inc.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,731	1,299,592

Crown Finance US, Inc.

Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	268	202,133

Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		1,609	1,061,813

Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		1,393	877,590

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		1,538	1,412,561

Emerald Expositions Holding, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,078	846,866

Etraveli Holding AB

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing August 2, 2024	EUR	875	649,633

Lindblad Expeditions, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		336	260,251

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,343	1,041,004

Match Group, Inc.

Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027		700	669,047

Motion Finco S.a.r.l.

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 4, 2026(2)		64	57,356

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing November 13, 2026	EUR	1,275	1,257,487

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 13, 2026(2)		485	436,406

NASCAR Holdings, Inc.

Term Loan, 3.37%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		684	640,815

Playtika Holding Corp.

Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		3,185	3,160,802

17	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		1,668	$1,417,175

SRAM, LLC

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(2)		1,159	1,112,580

Steinway Musical Instruments, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		476	445,490

Travel Leaders Group, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		884	672,030

UFC Holdings, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		2,094	1,965,467

Vue International Bidco PLC

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	615	574,288

			$30,713,829

Lodging and Casinos — 5.3%

Aristocrat Technologies, Inc.

Term Loan, 2.86%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		959	$913,965

Azelis Finance S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	1,825	1,864,931

Boyd Gaming Corporation

Term Loan, 2.39%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		626	588,528

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		2,411	2,143,687

Eldorado Resorts, LLC

Term Loan, 3.25%, (6 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		413	395,275

GBT III B.V.

Term Loan, Maturing February 26, 2027(5)		1,276	1,142,115

Term Loan, Maturing February 26, 2027(5)		1,524	1,363,885

Golden Nugget, Inc.

Term Loan, 3.46%, (USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023(2)		4,636	3,799,776

GVC Holdings (Gibraltar) Limited

Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		1,029	989,555

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

GVC Holdings PLC

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,725	$1,857,260

Hanjin International Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		500	427,500

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		2,387	1,982,202

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	900	977,635

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		3,273	3,240,451

VICI Properties 1, LLC

Term Loan, 2.42%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		2,124	1,981,166

			$23,667,931

Nonferrous Metals / Minerals — 0.8%

Arconic Rolled Products Corporation

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 25, 2027		550	$547,250

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(4)(8)		157	118,307

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		520	519,054

Term Loan, 0.00%, Maturing October 17, 2022(6)		1,869	32,701

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(6)		888	62,172

Oxbow Carbon, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		1,315	1,189,656

Rain Carbon GmbH

Term Loan, 3.00%, (2 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	925	881,885

			$3,351,025

Oil and Gas — 4.2%

Ameriforge Group, Inc.

Term Loan, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		721	$631,263

18	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Apergy Corporation

Term Loan, 2.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	223	$201,145

Blackstone CQP Holdco L.P.

Term Loan, 4.62%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	968	896,321

Buckeye Partners L.P.

Term Loan, 3.77%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	2,575	2,430,156

Centurion Pipeline Company, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	247	217,867

CITGO Holding, Inc.

Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	249	210,816

CITGO Petroleum Corporation

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing July 29, 2021	921	879,913

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	2,921	2,628,450

Delek US Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	1,262	1,142,662

Fieldwood Energy, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing April 11, 2022	2,677	682,635

Matador Bidco S.a.r.l.

Term Loan, 0.50%, Maturing October 15, 2026(3)	425	395,250

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	2,800	2,604,000

McDermott Technology Americas, Inc.

DIP Loan, 10.37%, (USD LIBOR + 9.00%), Maturing October 21, 2020(2)	875	841,459

DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 21, 2020	466	448,147

Term Loan, 0.00%, Maturing May 9, 2025(6)	2,025	654,651

Prairie ECI Acquiror L.P.

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	475	345,018

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	2,205	1,601,666

PSC Industrial Holdings Corp.

Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	684	557,664

RDV Resources Properties, LLC

Term Loan, 6.87%, (3 mo. USD LIBOR + 5.50%), Maturing March 29, 2024(4)	423	239,372

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	79	$75,516

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	80	67,763

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	93	65,314

UGI Energy Services, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	993	898,212

		$18,715,260

Publishing — 0.9%

Ascend Learning, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	1,073	$1,011,501

Getty Images, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,588	1,337,469

Harland Clarke Holdings Corp.

Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	39	24,694

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(6)	740	56,702

ProQuest, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	1,397	1,330,166

Tweddle Group, Inc.

Term Loan, 5.50%, (2 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	189	146,858

		$3,907,390

Radio and Television — 3.3%

Cumulus Media New Holdings, Inc.

Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	522	$453,720

Diamond Sports Group, LLC

Term Loan, 3.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	2,886	2,367,914

Entercom Media Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	862	763,559

Entravision Communications Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	779	735,048

19	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Gray Television, Inc.

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	209	$199,674

Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	595	564,517

Hubbard Radio, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025	697	539,926

iHeartCommunications, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	1,721	1,548,619

Mission Broadcasting, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	326	308,245

Nexstar Broadcasting, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,267	1,198,192

Term Loan, 3.73%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	480	453,415

Sinclair Television Group, Inc.

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	466	436,828

Term Loan, 3.32%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	597	558,941

Terrier Media Buyer, Inc.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	1,721	1,605,974

Univision Communications, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	3,397	3,010,400

		$14,744,972

Retailers (Except Food and Drug) — 2.1%

Apro, LLC

Term Loan, 4.00%, Maturing November 14, 2026(3)	139	$132,986

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	485	464,288

Ascena Retail Group, Inc.

Term Loan, 5.63%, (USD LIBOR + 4.50%, Floor 0.75%), Maturing August 21, 2022(2)	2,160	511,626

Bass Pro Group, LLC

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,268	1,060,897

BJ’s Wholesale Club, Inc.

Term Loan, 3.08%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	773	754,816

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Coinamatic Canada, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	43	$38,540

David’s Bridal, Inc.

Term Loan, 7.65%, (3 mo. USD LIBOR + 6.00%), 1.00% cash, 6.65% PIK, Maturing June 30, 2023	318	262,068

Hoya Midco, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	1,971	1,429,308

J. Crew Group, Inc.

Term Loan, 4.31%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)	2,798	1,478,089

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	919	729,390

PetSmart, Inc.

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	1,500	1,459,500

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(6)	2,115	814,451

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(6)	496	65,116

Radio Systems Corporation

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing May 2, 2024	413	398,847

		$9,599,922

Steel — 1.1%

Atkore International, Inc.

Term Loan, 4.02%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,274	$1,228,151

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	2,253	2,050,660

Neenah Foundry Company

Term Loan, 7.45%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	664	581,130

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	833	696,336

Zekelman Industries, Inc.

Term Loan, 2.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	575	546,250

		$5,102,527

20	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport — 0.5%

Agro Merchants NAI Holdings, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		18	$16,075

Hertz Corporation (The)

Term Loan, 3.51%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		961	605,390

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		107	89,424

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		350	294,066

PODS, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 6, 2024		609	577,006

XPO Logistics, Inc.

Term Loan, 3.61%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		600	583,500

			$2,165,461

Telecommunications — 6.9%

CenturyLink, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		6,833	$6,489,523

Colorado Buyer, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		1,584	1,007,169

Digicel International Finance Limited

Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,463	1,204,741

eircom Finco S.a.r.l.

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	1,540	1,648,279

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,500	1,454,740

Global Eagle Entertainment, Inc.

Term Loan, 8.72%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,632	1,503,663

Intelsat Jackson Holdings S.A.

Term Loan, 6.00%, (Prime + 2.75%), Maturing November 27, 2023		1,750	1,722,292

Term Loan, 6.75%, (Prime + 3.50%), Maturing January 2, 2024		1,700	1,687,250

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021		1,127	785,865

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		1,673	$1,413,896

Plantronics, Inc.

Term Loan, 2.99%, (USD LIBOR + 2.50%), Maturing July 2, 2025(2)		1,192	986,203

Syniverse Holdings, Inc.

Term Loan, 6.87%, (3 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		956	677,450

T-Mobile USA, Inc.

Term Loan, Maturing April 1, 2027(5)		2,900	2,884,775

Telesat Canada

Term Loan, 3.16%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,322	1,257,049

Zayo Group Holdings, Inc.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	425	449,435

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027		2,425	2,284,806

Ziggo Financing Partnership

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		3,475	3,267,949

			$30,725,085

Utilities — 1.8%

Brookfield WEC Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025		1,674	$1,593,422

Calpine Construction Finance Company L.P.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		871	836,770

Calpine Corporation

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		3,024	2,934,880

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		868	841,299

Lightstone Holdco, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		77	61,777

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		1,371	1,095,313

Longview Power, LLC

Term Loan, 0.00%, Maturing April 13, 2021(6)		2,650	374,330

Talen Energy Supply, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026		347	319,530

21	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)

USIC Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023	196	$175,003

		$8,232,324

Total Senior Floating-Rate Loans (identified cost $726,949,428)		$643,109,961

Corporate Bonds & Notes — 5.1%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

6.50%, 7/15/24	477	$443,109

7.50%, 3/15/27	259	236,972

		$680,081

Automotive — 0.1%

Navistar International Corp.

6.625%, 11/1/25(9)	294	$253,693

		$253,693

Building and Development — 0.2%

Core & Main Holdings, L.P.

8.625%, (8.625% cash or 9.375% PIK), 9/15/24(9)(10)	63	$60,310

Hillman Group, Inc. (The)

6.375%, 7/15/22(9)	36	27,434

Reliance Intermediate Holdings, L.P.

6.50%, 4/1/23(9)	120	121,476

Standard Industries, Inc.

6.00%, 10/15/25(9)	50	51,812

5.00%, 2/15/27(9)	597	601,955

TRI Pointe Group, Inc./TRI Pointe Homes, Inc.

5.875%, 6/15/24	8	7,819

		$870,806

Business Equipment and Services — 0.6%

EIG Investors Corp.

10.875%, 2/1/24	875	$758,888

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(9)	700	689,423

5.75%, 4/15/26(9)	700	693,000

Security	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

ServiceMaster Co., LLC (The)

7.45%, 8/15/27	394	$425,185

		$2,566,496

Cable and Satellite Television — 0.2%

Cablevision Systems Corp.

5.875%, 9/15/22	15	$15,686

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.375%, 5/1/25(9)	65	66,991

5.75%, 2/15/26(9)	31	32,465

CSC Holdings, LLC

5.25%, 6/1/24	10	10,451

5.75%, 1/15/30(9)	491	512,033

DISH DBS Corp.

6.75%, 6/1/21	14	14,008

5.875%, 11/15/24	5	4,835

TEGNA, Inc.

5.00%, 9/15/29(9)	68	61,002

		$717,471

Conglomerates — 0.0%(7)

Spectrum Brands, Inc.

5.75%, 7/15/25	70	$70,262

5.00%, 10/1/29(9)	18	17,318

		$87,580

Consumer Products — 0.0%(7)

Central Garden & Pet Co.

6.125%, 11/15/23	25	$25,433

		$25,433

Containers and Glass Products — 0.2%

Berry Global, Inc.

6.00%, 10/15/22	12	$12,085

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

7.00%, 7/15/24(9)	875	882,350

		$894,435

Distribution & Wholesale — 0.0%(7)

Performance Food Group, Inc.

5.50%, 10/15/27(9)	63	$60,248

		$60,248

22	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 0.0%(7)

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC

7.125%, 7/31/26(9)	221	$212,160

		$212,160

Drugs — 0.2%

Bausch Health Cos, Inc.

8.50%, 1/31/27(9)	128	$141,702

7.00%, 1/15/28(9)	687	715,957

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC

6.375%, 8/1/23(9)	70	71,313

		$928,972

Ecological Services and Equipment — 0.1%

Covanta Holding Corp.

5.875%, 3/1/24	25	$24,745

GFL Environmental, Inc.

8.50%, 5/1/27(9)	525	575,316

		$600,061

Electronics / Electrical — 0.0%(7)

Infor (US), Inc.

6.50%, 5/15/22	50	$50,267

Sensata Technologies, Inc.

4.375%, 2/15/30(9)	42	41,005

		$91,272

Entertainment — 0.1%

Merlin Entertainments PLC

5.75%, 6/15/26(9)	560	$533,176

		$533,176

Financial Intermediaries — 0.2%

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22	18	$18,260

6.25%, 5/15/26	597	589,430

JPMorgan Chase & Co.

Series S, 6.75% to 2/1/24 (11)(12)	80	85,942

Navient Corp.

5.00%, 10/26/20	25	24,586

		$718,218

Security		Principal Amount* (000’s omitted)	Value

Food Products — 0.1%

Iceland Bondco PLC

4.881%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(13)	GBP	187	$234,005

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.

5.50%, 1/15/30(9)		217	220,721

			$454,726

Food / Drug Retailers — 0.2%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)		1,175	$740,250

			$740,250

Health Care — 0.1%

Centene Corp.

4.75%, 5/15/22		14	$14,203

HCA, Inc.

5.875%, 2/15/26		17	18,955

Hologic, Inc.

4.375%, 10/15/25(9)		30	30,294

MPH Acquisition Holdings, LLC

7.125%, 6/1/24(9)		341	306,037

Tenet Healthcare Corp.

8.125%, 4/1/22		45	45,551

6.75%, 6/15/23		5	5,021

			$420,061

Insurance — 0.2%

AssuredPartners, Inc.

7.00%, 8/15/25(9)		875	$820,313

			$820,313

Internet Software & Services — 0.1%

Netflix, Inc.

5.375%, 11/15/29(9)		220	$242,638

Riverbed Technology, Inc.

8.875%, 3/1/23(9)		33	20,295

			$262,933

Leisure Goods / Activities / Movies — 0.1%

Sabre GLBL, Inc.

5.375%, 4/15/23(9)		25	$23,380

23	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Viking Cruises, Ltd.

6.25%, 5/15/25(9)	40	$26,992

5.875%, 9/15/27(9)	875	599,664

		$650,036

Lodging and Casinos — 0.4%

Caesars Resort Collection, LLC/CRC Finco, Inc.

5.25%, 10/15/25(9)	597	$472,555

ESH Hospitality, Inc.

5.25%, 5/1/25(9)	30	28,356

4.625%, 10/1/27(9)	57	51,727

Golden Nugget, Inc.

8.75%, 10/1/25(9)	176	99,660

MGM Growth Properties Operating Partnership, L.P./ MGP Finance Co-Issuer, Inc.

5.625%, 5/1/24	10	10,204

MGM Resorts International

7.75%, 3/15/22	17	17,368

RHP Hotel Properties, L.P./RHP Finance Corp.

5.00%, 4/15/23	20	18,746

Stars Group Holdings B.V./Stars Group US Co- Borrower, LLC

7.00%, 7/15/26(9)	875	903,569

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.

5.25%, 5/15/27(9)	521	446,771

		$2,048,956

Nonferrous Metals / Minerals — 0.0%(7)

New Gold, Inc.

6.25%, 11/15/22(9)	12	$12,015

		$12,015

Oil and Gas — 0.6%

Antero Resources Corp.

5.375%, 11/1/21	68	$61,127

Centennial Resource Production, LLC

6.875%, 4/1/27(9)	875	267,575

Energy Transfer Operating, L.P.

5.875%, 1/15/24	30	31,213

Hilcorp Energy I, L.P./Hilcorp Finance Co.

6.25%, 11/1/28(9)	573	300,596

Neptune Energy Bondco PLC

6.625%, 5/15/25(9)	972	652,455

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Newfield Exploration Co.

5.625%, 7/1/24	82	$58,782

Precision Drilling Corp.

6.50%, 12/15/21	677	519,404

Seven Generations Energy, Ltd.

6.75%, 5/1/23(9)	60	54,438

6.875%, 6/30/23(9)	25	22,782

Tervita Corp.

7.625%, 12/1/21(9)	892	593,760

		$2,562,132

Packaging & Containers — 0.1%

ARD Finance S.A.

6.50%, (6.50% cash or 7.25% PIK), 6/30/27(9)(10)	467	$435,641

		$435,641

Radio and Television — 0.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co.

5.375%, 8/15/26(9)	111	$84,882

iHeartCommunications, Inc.

6.375%, 5/1/26	208	197,187

8.375%, 5/1/27	376	315,988

Nielsen Co. Luxembourg S.a.r.l. (The)

5.50%, 10/1/21(9)	35	34,804

Terrier Media Buyer, Inc.

8.875%, 12/15/27(9)	341	283,456

		$916,317

Road & Rail — 0.0%(7)

Watco Cos., LLC/Watco Finance Corp.

6.375%, 4/1/23(9)	45	$43,866

		$43,866

Software and Services — 0.0%(7)

IHS Markit, Ltd.

5.00%, 11/1/22(9)	60	$64,467

		$64,467

Steel — 0.2%

Allegheny Technologies, Inc.

7.875%, 8/15/23	972	$896,271

		$896,271

24	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.2%

DAE Funding, LLC

5.00%, 8/1/24(9)	737	$656,851

XPO Logistics, Inc.

6.50%, 6/15/22(9)	56	56,473

		$713,324

Telecommunications — 0.5%

Altice France S.A.

8.125%, 2/1/27(9)	597	$649,178

CenturyLink, Inc.

6.75%, 12/1/23	40	41,992

Connect Finco S.a.r.l./Connect US Finco, LLC

6.75%, 10/1/26(9)	250	239,537

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)	550	512,187

Intelsat Jackson Holdings S.A.

5.50%, 8/1/23	25	13,708

8.50%, 10/15/24(9)	305	178,486

Level 3 Financing, Inc.

5.375%, 1/15/24	25	25,370

Sprint Communications, Inc.

7.00%, 8/15/20	98	99,142

6.00%, 11/15/22	3	3,186

Sprint Corp.

7.25%, 9/15/21	225	236,993

7.625%, 2/15/25	223	258,981

T-Mobile USA, Inc.

6.375%, 3/1/25	35	36,101

6.50%, 1/15/26	110	116,562

		$2,411,423

Utilities — 0.1%

Vistra Energy Corp.

8.125%, 1/30/26(9)	25	$26,344

Vistra Operations Co., LLC

5.00%, 7/31/27(9)	194	198,762

4.30%, 7/15/29(9)	31	30,870

		$255,976

Total Corporate Bonds & Notes (identified cost $26,762,694)		$22,948,809

Asset-Backed Securities — 5.8%
Security	Principal Amount (000’s omitted)	Value

Allegany Park CLO, Ltd.

Series 2019-1A, Class E, 8.609%, (3 mo. USD LIBOR + 6.78%), 1/20/33(9)(13)	$700	$506,286

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 7.648%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(13)	750	556,676

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 7.542%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(13)	2,000	1,321,718

Ares XXXIV CLO, Ltd.

Series 2015-2A, Class ER, 7.626%, (3 mo. USD LIBOR + 6.85%), 4/17/33(9)(13)	1,150	859,927

Bardot CLO, Ltd.

Series 2019-2A, Class E, 8.048%, (3 mo. USD LIBOR + 6.95%), 10/22/32(9)(13)	1,000	734,207

Benefit Street Partners CLO XIX, Ltd.

Series 2019-19A, Class E, 8.898%, (3 mo. USD LIBOR + 7.02%), 1/15/33(9)(13)	750	552,444

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 7.819%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(13)	1,000	695,735

Benefit Street Partners CLO XVIII, Ltd.

Series 2019-18A, Class E, 8.119%, (3 mo. USD LIBOR + 6.90%), 10/15/32(9)(13)	1,000	733,238

BlueMountain CLO XXV, Ltd.

Series 2019-25A, Class E, 7.919%, (3 mo. USD LIBOR + 6.70%), 7/15/32(9)(13)	1,000	753,561

BlueMountain CLO XXVI, Ltd.

Series 2019-26A, Class E, 8.835%, (3 mo. USD LIBOR + 7.70%), 10/20/32(9)(13)	1,500	1,171,250

Canyon Capital CLO, Ltd.

Series 2019-2A, Class E, 8.369%, (3 mo. USD LIBOR + 7.15%), 10/15/32(9)(13)	400	310,866

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 7.811%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(13)	1,200	670,874

Series 2015-5A, Class DR, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/20/32(9)(13)	500	288,457

Cedar Funding X CLO, Ltd.

Series 2019-10A, Class E, 8.135%, (3 mo. USD LIBOR + 7.00%), 10/20/32(9)(13)	1,000	606,386

Dryden Senior Loan Fund

Series 2015-40A, Class ER, 7.442%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(13)	1,000	691,680

Fort Washington CLO, Ltd.

Series 2019-1A, Class E, 8.385%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(13)	1,000	619,604

25	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 7.864%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(13)	$1,000	$704,378

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class ER, 6.385%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(13)	1,000	633,937

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(13)	250	171,516

Golub Capital Partners CLO 23M, Ltd.

Series 2015-23A, Class ER, 6.885%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(13)	1,200	634,782

Harriman Park CLO, Ltd.

Series 2020-1A, Class E, 8.114%, (3 mo. USD LIBOR + 6.91%), 4/20/31(9)(13)	1,100	837,817

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 7.72%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(13)	1,000	733,986

Kayne CLO 7, Ltd.

Series 2020-7A, Class E, 7.907%, (3 mo. USD LIBOR + 6.50%), 4/17/33(9)(13)	1,150	789,696

Madison Park Funding XXXVI, Ltd.

Series 2019-36A, Class E, 9.192%, (3 mo. USD LIBOR + 7.25%), 1/15/33(9)(13)	500	385,403

Madison Park Funding XXXVII, Ltd.

Series 2019-37A, Class E, 7.769%, (3 mo. USD LIBOR + 6.55%), 7/15/32(9)(13)	1,000	734,754

Neuberger Berman Loan Advisers CLO 31, Ltd.

Series 2019-31A, Class E, 7.885%, (3 mo. USD LIBOR + 6.75%), 4/20/31(9)(13)	600	444,208

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2019-33A, Class E, 7.976%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(13)	1,000	738,431

Oaktree CLO, Ltd.

Series 2019-3A, Class E, 7.905%, (3 mo. USD LIBOR + 6.77%), 7/20/31(9)(13)	1,000	708,615

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 6.985%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(13)	900	630,366

Series 2019-1A, Class D, 8.935%, (3 mo. USD LIBOR + 7.00%), 11/14/32(9)(13)	1,000	777,847

Regatta XII Funding, Ltd.

Series 2019-1A, Class E, 8.069%, (3 mo. USD LIBOR + 6.85%), 10/15/32(9)(13)	500	383,274

Regatta XIV Funding, Ltd.

Series 2018-3A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(13)	700	455,111

Regatta XVI Funding, Ltd.

Series 2019-2A, Class E, 8.903%, (3 mo. USD LIBOR + 7.00%), 1/15/33(9)(13)	750	583,154

Security	Principal Amount (000’s omitted)	Value

Southwick Park CLO, LLC

Series 2019-4A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(13)	$2,000	$1,492,836

Vibrant CLO X, Ltd.

Series 2018-10A, Class D, 7.325%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(13)	775	406,556

Vibrant CLO XI, Ltd.

Series 2019-11A, Class D, 8.589%, (3 mo. USD LIBOR + 6.77%), 7/20/32(9)(13)	1,000	600,169

Voya CLO, Ltd.

Series 2013-1A, Class DR, 7.699%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(13)	2,000	1,156,370

Wellfleet CLO, Ltd.

Series 2020-1A, Class D, 8.422%, (3 mo. USD LIBOR + 7.24%), 4/15/33(9)(13)	1,150	831,103

Total Asset-Backed Securities (identified cost $36,982,572)		$25,907,218

Common Stocks — 1.2%
Security	Shares	Value

Aerospace and Defense — 0.2%

IAP Global Services, LLC(4)(14)(15)	55	$743,667

		$743,667

Automotive — 0.0%(7)

Dayco Products, LLC(14)(15)	18,702	$140,265

		$140,265

Business Equipment and Services — 0.0%(7)

Crossmark Holdings, Inc.(14)(15)	2,801	$161,058

		$161,058

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(14)(15)	38,940	$274,527

		$274,527

Electronics / Electrical — 0.1%

Answers Corp.(4)(14)	93,678	$173,304

		$173,304

Health Care — 0.0%

New Millennium Holdco, Inc.(4)(14)(15)	61,354	$0

		$0

26	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas — 0.3%

AFG Holdings, Inc.(4)(14)(15)	29,086	$614,296

Fieldwood Energy, Inc.(14)(15)	19,189	1,919

Nine Point Energy Holdings, Inc.(4)(15)(16)	758	0

RDV Resources, Inc., Class A(4)(14)(15)	28,179	0

Samson Resources II, LLC, Class A(14)(15)	44,102	804,861

Southcross Holdings Group, LLC(4)(14)(15)	59	0

Southcross Holdings L.P., Class A(14)(15)	59	428

Sunrise Oil Gas, Inc., Class A(14)(15)	11,735	82,145

		$1,503,649

Publishing — 0.4%

ION Media Networks, Inc.(4)(14)	3,990	$1,646,114

Tweddle Group, Inc.(4)(14)(15)	1,778	11,984

		$1,658,098

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(14)(15)	86,335	$83,296

Cumulus Media, Inc., Class A(14)(15)	38,163	169,062

iHeartMedia, Inc., Class A(14)(15)	36,714	257,732

		$510,090

Retailers (Except Food and Drug) — 0.0%(7)

David’s Bridal, LLC(4)(14)(15)	22,476	$171,267

		$171,267

Total Common Stocks (identified cost $7,204,388)		$5,335,925

Preferred Stocks — 0.1%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (PIK)(4)(14)(15)	625	$50,000

David’s Bridal, LLC, Series B, 10.00% (PIK)(4)(14)(15)	2,548	206,286

Total Preferred Stocks (identified cost $206,286)		$256,286

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Oil and Gas — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(16)	14	$0

Total Convertible Preferred Stocks (identified cost $14,000)		$0

Closed-End Funds — 1.8%
Security	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,079,309

Invesco Senior Income Trust	361,124	1,198,932

Nuveen Credit Strategies Income Fund	365,228	2,154,845

Nuveen Floating Rate Income Fund	148,079	1,120,958

Nuveen Floating Rate Income Opportunity Fund	103,281	769,443

Voya Prime Rate Trust	396,676	1,570,837

Total Closed-End Funds (identified cost $11,583,774)		$7,894,324

Miscellaneous — 0.0%(7)
Security	Shares	Value

Oil and Gas — 0.0%(7)

Paragon Offshore Finance Company, Class A(14)(15)	1,527	$458

Paragon Offshore Finance Company, Class B(14)(15)	764	14,707

Total Miscellaneous (identified cost $16,616)		$15,165

Warrants — 0.0%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(4)(14)(15)	4,339	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 1.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(17)	4,579,377	$4,579,377

Total Short-Term Investments (identified cost $4,578,404)		$4,579,377

Total Investments — 158.7% (identified cost $814,298,162)		$710,047,065

Less Unfunded Loan Commitments — (0.2)%		$(843,998)

Net Investments — 158.5% (identified cost $813,454,164)		$709,203,067

Other Assets, Less Liabilities — (41.5)%		$(185,928,375)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.0)%		$(75,861,769)

Net Assets Applicable to Common Shares — 100.0%		$447,412,923

27	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2020, the total value of unfunded loan commitments is $786,581. See Note 1F for description.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(5)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $42,996,009 or 9.6% of the Trust’s net assets applicable to common shares.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Security converts to variable rate after the indicated fixed-rate coupon period.

(13)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security (see Note 7).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,269,767	EUR	1,162,797	HSBC Bank USA, N.A.	5/5/20	$—	$(4,484)

USD	12,909,057	EUR	11,750,304	Standard Chartered Bank	5/5/20	32,490	—

USD	619,137	EUR	570,105	State Street Bank and Trust Company	5/5/20	—	(5,612)

EUR	4,500,000	USD	4,918,944	HSBC Bank USA, N.A.	5/29/20	14,622	—

USD	16,885,333	EUR	15,137,151	HSBC Bank USA, N.A.	5/29/20	289,750	—

USD	2,333,653	EUR	2,125,000	HSBC Bank USA, N.A.	5/29/20	3,914	—

USD	110,497	EUR	100,000	HSBC Bank USA, N.A.	5/29/20	862	—

USD	2,444,294	EUR	2,233,612	State Street Bank and Trust Company	5/29/20	—	(4,522)

USD	34,717	GBP	27,921	Citibank, N.A.	5/29/20	—	(453)

USD	37,527	GBP	30,224	State Street Bank and Trust Company	5/29/20	—	(544)

USD	1,247,350	GBP	1,002,557	State Street Bank and Trust Company	5/29/20	—	(15,488)

USD	14,775,823	EUR	13,483,206	Standard Chartered Bank	6/2/20	—	(7,629)

USD	15,055,980	EUR	13,866,115	Goldman Sachs International	7/31/20	—	(166,789)

						$341,638	$(205,521)

28	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

29	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $808,875,760)	$704,623,690

Affiliated investment, at value (identified cost, $4,578,404)	4,579,377

Cash	2,367,665

Foreign currency, at value (identified cost, $43,052)	43,251

Interest and dividends receivable	2,636,950

Dividends receivable from affiliated investment	3,094

Receivable for investments sold	4,278,888

Receivable for open forward foreign currency exchange contracts	341,638

Prepaid upfront fees on notes payable	117,661

Prepaid expenses	48,974

Total assets	$719,041,188

Liabilities

Notes payable	$180,000,000

Payable for investments purchased	14,556,597

Payable for open forward foreign currency exchange contracts	205,521

Payable to affiliates:

Investment adviser fee	427,467

Trustees’ fees	3,474

Accrued expenses	573,437

Total liabilities	$195,766,496

Auction preferred shares (3,032 shares outstanding) at liquidation value plus cumulative unpaid dividends	$75,861,769

Net assets applicable to common shares	$447,412,923

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 36,848,313 shares issued and outstanding	$368,483

Additional paid-in capital	565,667,097

Accumulated loss	(118,622,657)

Net assets applicable to common shares	$447,412,923

Net Asset Value Per Common Share

($447,412,923 ÷ 36,848,313 common shares issued and outstanding)	$12.14

30	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income	$21,392,934

Dividends	486,604

Dividends from affiliated investment	88,394

Total investment income	$21,967,932

Expenses

Investment adviser fee	$2,972,843

Trustees’ fees and expenses	20,866

Custodian fee	114,691

Transfer and dividend disbursing agent fees	10,142

Legal and accounting services	107,553

Printing and postage	32,453

Interest expense and fees	2,621,383

Preferred shares service fee	37,630

Miscellaneous	64,474

Total expenses	$5,982,035

Net investment income	$15,985,897

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(12,890,858)

Investment transactions — affiliated investment	2,074

Foreign currency transactions	(207,973)

Forward foreign currency exchange contracts	1,112,715

Net realized loss	$(11,984,042)

Change in unrealized appreciation (depreciation) —

Investments	$(71,261,408)

Investments — affiliated investment	125

Foreign currency	24,883

Forward foreign currency exchange contracts	600,990

Net change in unrealized appreciation (depreciation)	$(70,635,410)

Net realized and unrealized loss	$(82,619,452)

Distributions to preferred shareholders	$(942,267)

Net decrease in net assets from operations	$(67,575,822)

31	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$15,985,897	$36,357,861

Net realized loss	(11,984,042)	(1,267,512)

Net change in unrealized appreciation (depreciation)	(70,635,410)	(28,133,499)

Distributions to preferred shareholders	(942,267)	(2,658,907)

Net increase (decrease) in net assets from operations	$(67,575,822)	$4,297,943

Distributions to common shareholders	$(19,724,902)	$(36,074,498)

Net decrease in net assets	$(87,300,724)	$(31,776,555)

Net Assets Applicable to Common Shares

At beginning of period	$534,713,647	$566,490,202

At end of period	$447,412,923	$534,713,647

32	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2020

Net decrease in net assets from operations	$(67,575,822)

Distributions to preferred shareholders	942,267

Net decrease in net assets from operations excluding distributions to preferred shareholders	$(66,633,555)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Investments purchased	(133,711,074)

Investments sold and principal repayments	158,844,641

Decrease in short-term investments, net	7,904,974

Net amortization/accretion of premium (discount)	(288,743)

Amortization of prepaid upfront fees on notes payable	64,993

Decrease in interest and dividends receivable	509,172

Decrease in dividends receivable from affiliated investment	19,021

Increase in receivable for open forward foreign currency exchange contracts	(293,606)

Decrease in prepaid expenses	13,815

Decrease in payable for open forward foreign currency exchange contracts	(307,384)

Decrease in payable to affiliate for investment adviser fee	(106,487)

Increase in payable to affiliate for Trustees’ fees	19

Decrease in accrued expenses	(271,073)

Increase in unfunded loan commitments	392,718

Net change in unrealized (appreciation) depreciation from investments	71,261,283

Net realized loss from investments	12,888,784

Net cash provided by operating activities	$50,287,498

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(19,724,902)

Cash distributions paid to preferred shareholders	(898,238)

Proceeds from notes payable	16,000,000

Repayments of notes payable	(54,000,000)

Payment of prepaid upfront fees on notes payable	(127,500)

Net cash used in financing activities	$(58,750,640)

Net decrease in cash and restricted cash*	$(8,463,142)

Cash and restricted cash at beginning of period(1)	$10,874,058

Cash and restricted cash at end of period(1)	$2,410,916

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$3,017,753

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $85.

(1)	Balance includes foreign currency, at value.

33	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016		2015

Net asset value — Beginning of period (Common shares)	$14.510		$15.370	$15.210		$14.860	$14.350		$15.330

Income (Loss) From Operations

Net investment income(1)	$0.434		$0.987	$0.885		$0.898	$0.963		$0.943

Net realized and unrealized gain (loss)	(2.243)		(0.796)	0.153		0.359	0.459		(0.979)

Distributions to preferred shareholders

From net investment income(1)	(0.026)		(0.072)	(0.066)		(0.034)	(0.019)		(0.006)

Discount on redemption and repurchase of auction preferred shares(1)	—		—	0.044		—	0.048		—

Total income (loss) from operations	$(1.835)		$0.119	$1.016		$1.223	$1.451		$(0.042)

Less Distributions to Common Shareholders

From net investment income	$(0.535)		$(0.979)	$(0.856)		$(0.873)	$(0.941)		$(0.938)

Total distributions to common shareholders	$(0.535)		$(0.979)	$(0.856)		$(0.873)	$(0.941)		$(0.938)

Net asset value — End of period (Common shares)	$12.140		$14.510	$15.370		$15.210	$14.860		$14.350

Market value — End of period (Common shares)	$10.390		$12.910	$13.430		$14.550	$14.150		$12.970

Total Investment Return on Net Asset Value(2)	(12.63	)%(3)	1.69%	7.25	%(4)	8.54%	11.31	%(5)	0.15%

Total Investment Return on Market Value(2)	(15.96	)%(3)	3.55%	(2.04)%		9.04%	17.27%		(1.24)%

34	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Net assets applicable to common shares, end of period (000’s omitted)	$447,413		$534,714	$566,490	$560,431	$547,620	$528,561

Ratios (as a percentage of average daily net assets applicable to common shares):(6)†

Expenses excluding interest and fees(7)	1.32	%(8)	1.28%	1.31%	1.34%	1.38%	1.39%

Interest and fee expense(9)	1.04	%(8)	1.40%	1.06%	0.75%	0.49%	0.42%

Total expenses(7)	2.36	%(8)	2.68%	2.37%	2.09%	1.87%	1.81%

Net investment income	6.31	%(8)	6.64%	5.78%	5.93%	6.84%	6.27%

Portfolio Turnover	15	%(3)	28%	32%	42%	35%	32%

Senior Securities:

Total notes payable outstanding (in 000’s)	$180,000		$218,000	$222,000	$199,000	$198,000	$208,000

Asset coverage per $1,000 of notes payable(10)	$3,907		$3,801	$3,893	$4,298	$4,250	$4,172

Total preferred shares outstanding	3,032		3,032	3,032	3,836	3,836	5,252

Asset coverage per preferred share(11)	$68,733		$70,501	$72,558	$72,511	$71,584	$63,946

Involuntary liquidation preference per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

Approximate market value per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.94%.

(5)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.95%.

(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 9).

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(11)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 275%, 282%, 290%, 290%, 286% and 256% at April 30, 2020 and October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(12)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31,
		2019	2018	2017	2016	2015

Expenses excluding interest and fees	0.85%	0.82%	0.85%	0.87%	0.88%	0.86%

Interest and fee expense	0.66%	0.91%	0.69%	0.49%	0.31%	0.26%

Total expenses	1.51%	1.73%	1.54%	1.36%	1.19%	1.12%

Net investment income	4.04%	4.29%	3.76%	3.85%	4.34%	3.90%

35	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based

36

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are

37

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding at April 30, 2020 are as follows:

APS Issued and Outstanding

Series A	739

Series B	763

Series C	738

Series D	792

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

There were no transactions in APS during the six months ended April 30, 2020 and the year ended October 31, 2019.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2020, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at April 30, 2020	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.12%	$232,002	2.53%	0.12–3.32

Series B	0.12	239,536	2.53	0.12–3.32

Series C	3.32	226,114	2.46	1.50–3.32

Series D	3.32	244,615	2.48	1.64–3.32

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2020.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Trust, for federal income tax purposes, had deferred capital losses of $4,704,574 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $4,561,042 are long-term and $143,532 are short-term.

38

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$814,508,252

Gross unrealized appreciation	$3,337,198

Gross unrealized depreciation	(108,506,266)

Net unrealized depreciation	$(105,169,068)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2020, the Trust’s investment adviser fee amounted to $2,972,843. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $121,752,237 and $161,606,482, respectively, for the six months ended April 30, 2020.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended April 30, 2020 and the year ended October 31, 2019.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,084,905 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended April 30, 2020 and the year ended October 31, 2019, there were no shares sold by the Trust pursuant to its shelf offering.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2020 and the year ended October 31, 2019.

39

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities

At April 30, 2020, the Trust owned the following securities (representing 0.00% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Nine Point Energy Holdings, Inc.	7/15/14	758	$34,721	$0

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$0

Total Restricted Securities			$48,721	$0

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $205,521. At April 30, 2020 there were no assets pledged by the Trust for such liability.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

40

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$341,638	$(205,521)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$309,148	$(4,484)	$(304,664)	$—	$—

Standard Chartered Bank	32,490	(7,629)	—	—	24,861

	$341,638	$(12,113)	$(304,664)	$—	$24,861

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(453)	$—	$—	$—	$(453)

Goldman Sachs International	(166,789)	—	—	—	(166,789)

HSBC Bank USA, N.A.	(4,484)	4,484	—	—	—

Standard Chartered Bank	(7,629)	7,629	—	—	—

State Street Bank and Trust Company	(26,166)	—	—	—	(26,166)

	$(205,521)	$12,113	$—	$—	$(193,408)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$1,112,715	$600,990

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

41

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $63,986,000.

9  Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $255 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 16, 2021, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 17, 2020, the Trust also paid an upfront fee of $127,500, which is being amortized to interest expense through March 16, 2021. The unamortized balance at April 30, 2020 is approximately $118,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2020, the Trust had borrowings outstanding under the Agreement of $180,000,000 at an annual interest rate of 1.01%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2020 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2020. For the six months ended April 30, 2020, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $211,445,055 and 2.23%, respectively.

10  Investments in Affiliated Funds

At April 30, 2020, the value of the Trust’s investment in affiliated funds was $4,579,377, which represents 1.0% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$12,482,152	$125,665,309	$(133,570,283)	$2,074	$125	$4,579,377	$88,394	4,579,377

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

42

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$641,587,507	$678,456	$642,265,963

Corporate Bonds & Notes	—	22,948,809	—	22,948,809

Asset-Backed Securities	—	25,907,218	—	25,907,218

Common Stocks	784,617	1,190,676	3,360,632	5,335,925

Preferred Stocks	—	—	256,286	256,286

Convertible Preferred Stocks	—	—	0	0

Closed-End Funds	7,894,324	—	—	7,894,324

Miscellaneous	—	15,165	—	15,165

Warrants	—	—	0	0

Short-Term Investments	—	4,579,377	—	4,579,377

Total Investments	$8,678,941	$696,228,752	$4,295,374	$709,203,067

Forward Foreign Currency Exchange Contracts	$—	$341,638	$—	$341,638

Total	$8,678,941	$696,570,390	$4,295,374	$709,544,705

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(205,521)	$—	$(205,521)

Total	$—	$(205,521)	$—	$(205,521)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines,

43

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Trust’s investments.

44

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

45

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Senior Floating-Rate Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large

46

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Board of Trustees’ Contract Approval — continued

group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

47

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

48

Eaton Vance

Senior Floating-Rate Trust

April 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

50

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7735    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020